Income Taxes - Summary of major components of deferred tax assets and liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Deferred tax assets:
Offset with deferred tax liabilities	¥ (52,275)	¥ (62,352)	¥ (63,891)
Total deferred tax assets, net	165,183	150,511	142,402
Deferred tax liabilities:
Deferred tax liabilities	(26,012)
Deferred tax liabilities	(23,533)	(26,012)
Offset with deferred tax asset	52,275	62,352	63,891
Total deferred tax liabilities, net	(23,533)	(26,012)	(14,919)
Net deferred tax asset	141,650	124,499	¥ 127,483
Accrued expenses and product warranty liabilities [Member]
Deferred tax assets:
Deferred tax assets	33,784	31,455
Recognized through profit or loss	550	2,329
Transfer to assets held for sale	(722)
Deferred tax assets	33,612	33,784
Deferred tax liabilities:
Recognized through profit or loss	550	2,329
Transfer to assets held for sale	(722)
Write-off of inventories [Member]
Deferred tax assets:
Deferred tax assets	22,558	24,626
Recognized through profit or loss	(764)	(2,068)
Transfer to assets held for sale	(721)
Deferred tax assets	21,073	22,558
Deferred tax liabilities:
Recognized through profit or loss	(764)	(2,068)
Transfer to assets held for sale	(721)
Depreciation [Member]
Deferred tax assets:
Deferred tax assets	13,682	16,688
Recognized through profit or loss	(1,170)	(3,006)
Transfer to assets held for sale	(6)
Deferred tax assets	12,506	13,682
Deferred tax liabilities:
Recognized through profit or loss	(1,170)	(3,006)
Transfer to assets held for sale	(6)
Elimination of unrealized profit from intercompany transactions among consolidated companies [Member]
Deferred tax assets:
Deferred tax assets	6,779	7,077
Recognized through profit or loss	1,259	(298)
Transfer to assets held for sale	(344)
Deferred tax assets	7,694	6,779
Deferred tax liabilities:
Recognized through profit or loss	1,259	(298)
Transfer to assets held for sale	(344)
Investments in associates [Member]
Deferred tax assets:
Deferred tax assets	1,924	3,826
Recognized through profit or loss	(453)	(1,987)
Recognized in other comprehensive income	16	85
Transfer to assets held for sale	(21)
Deferred tax assets	1,466	1,924
Deferred tax liabilities:
Recognized through profit or loss	(453)	(1,987)
Recognized in other comprehensive income	16	85
Transfer to assets held for sale	(21)
Provision for retirement benefits [Member]
Deferred tax assets:
Deferred tax assets	74,044	74,057
Recognized through profit or loss	16,216	(12,315)
Recognized in other comprehensive income	(679)	12,302
Transfer to assets held for sale	(174)
Deferred tax assets	89,407	74,044
Deferred tax liabilities:
Recognized through profit or loss	16,216	(12,315)
Recognized in other comprehensive income	(679)	12,302
Transfer to assets held for sale	(174)
Tax losses carried forward [Member]
Deferred tax assets:
Deferred tax assets	34,986	31,846
Recognized through profit or loss	(12,263)	3,140
Deferred tax assets	22,723	34,986
Deferred tax liabilities:
Recognized through profit or loss	(12,263)	3,140
Others [Member]
Deferred tax assets:
Deferred tax assets	25,106	16,718
Changes in accounting policies		205
Recognized through profit or loss	4,218	8,118
Recognized in other comprehensive income		(45)
Acquisitions by business combinations		110
Transfer to assets held for sale	(347)
Deferred tax assets	28,977	25,106
Deferred tax liabilities:
Recognized through profit or loss	4,218	8,118
Recognized in other comprehensive income		(45)
Acquisitions by business combinations		110
Transfer to assets held for sale	(347)
Total Deferred Tax Assets [Member]
Deferred tax assets:
Deferred tax assets	212,863	206,293
Changes in accounting policies		205
Recognized through profit or loss	7,593	(6,087)
Recognized in other comprehensive income	(663)	12,342
Acquisitions by business combinations		110
Transfer to assets held for sale	(2,335)
Deferred tax assets	217,458	212,863
Deferred tax liabilities:
Recognized through profit or loss	7,593	(6,087)
Recognized in other comprehensive income	(663)	12,342
Acquisitions by business combinations		110
Transfer to assets held for sale	(2,335)
Valuation differences due to equity instruments measured at fair value through other comprehensive income [Member]
Deferred tax assets:
Recognized through profit or loss	515
Recognized in other comprehensive income	7,358	1,410
Deferred tax liabilities:
Deferred tax liabilities	(32,018)	(33,428)
Recognized through profit or loss	515
Recognized in other comprehensive income	7,358	1,410
Deferred tax liabilities	(24,145)	(32,018)
Undistributed earnings [Member]
Deferred tax assets:
Recognized through profit or loss	(553)	(2,095)
Recognized in other comprehensive income	172	228
Deferred tax liabilities:
Deferred tax liabilities	(16,657)	(14,790)
Recognized through profit or loss	(553)	(2,095)
Recognized in other comprehensive income	172	228
Deferred tax liabilities	(17,038)	(16,657)
Gain on contribution of securities to the retirement benefit trust [Member]
Deferred tax assets:
Recognized through profit or loss	724	127
Deferred tax liabilities:
Deferred tax liabilities	(11,945)	(12,072)
Recognized through profit or loss	724	127
Deferred tax liabilities	(11,221)	(11,945)
Valuation differences due to business combination [Member]
Deferred tax assets:
Recognized through profit or loss	4,005	2,302
Acquisitions by business combinations	(430)	(9,841)
Deferred tax liabilities:
Deferred tax liabilities	(24,579)	(17,040)
Recognized through profit or loss	4,005	2,302
Acquisitions by business combinations	(430)	(9,841)
Deferred tax liabilities	(21,004)	(24,579)
Others [Member]
Deferred tax assets:
Recognized through profit or loss	594	782
Acquisitions by business combinations		(2,467)
Transfer to assets held for sale	171
Deferred tax liabilities:
Deferred tax liabilities	(3,165)	(1,480)
Recognized through profit or loss	594	782
Acquisitions by business combinations		(2,467)
Transfer to assets held for sale	171
Deferred tax liabilities	(2,400)	(3,165)
Total Deferred Tax Liabilities [Member]
Deferred tax assets:
Recognized through profit or loss	5,285	1,116
Recognized in other comprehensive income	7,530	1,638
Acquisitions by business combinations	(430)	(12,308)
Transfer to assets held for sale	171
Deferred tax liabilities:
Deferred tax liabilities	(88,364)	(78,810)
Recognized through profit or loss	5,285	1,116
Recognized in other comprehensive income	7,530	1,638
Acquisitions by business combinations	(430)	(12,308)
Transfer to assets held for sale	171
Deferred tax liabilities	¥ (75,808)	¥ (88,364)